VANECK ALTERNATIVE ASSET MANAGER ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.9%
Canada : 21.1%
Brookfield Asset
Management Ltd. (USD) 100,205 $ 5,249,740
Brookfield Corp. (USD) 313,644 14,393,123
Fairfax India Holdings Corp.
(USD) 144A * 65,792 1,137,544
Onex Corp. 57,610 4,747,493
25,527,900
France : 2.8%
Eurazeo SE 54,520 3,394,074
Underline
Sweden : 5.1%
EQT AB 158,404 6,179,959
Underline
Switzerland : 4.8%
Partners Group Holding AG 4,694 5,758,356
Underline
United Kingdom : 4.7%
ICG PLC 205,450 5,653,340
Underline
Number
of Shares Value
United States : 61.4%
Apollo Global Management,
Inc. 66,510 $ 9,627,988
Ares Management Corp. 48,665 7,865,724
Blackstone, Inc. 94,975 14,639,447
Blue Owl Capital, Inc. 336,798 5,031,762
Bridgepoint Group PLC
(GBP) 144A 478,864 1,820,268
Carlyle Group, Inc. 93,377 5,519,514
DigitalBridge Group, Inc. 162,268 2,489,191
HA Sustainable
Infrastructure Capital, Inc. 86,918 2,731,833
Hamilton Lane, Inc. 34,890 4,686,076
KKR & Co., Inc. 87,567 11,163,041
StepStone Group, Inc. 48,731 3,127,068
TPG, Inc. 82,542 5,269,481
73,971,393
Total Common Stocks
(Cost: $121,728,299) 120,485,022
Total Investments: 99.9%
(Cost: $121,728,299) 120,485,022
Other assets less liabilities: 0.1% 155,657
NET ASSETS: 100.0% $ 120,640,679
Definitions:
GBP British Pound
USD United States Dollar
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $2,957,812, or 2.5% of net assets.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 120,485,022
Canada $ 25,527,900 $ — $ — $ 25,527,900
France — 3,394,074 — 3,394,074
Sweden — 6,179,959 — 6,179,959
Switzerland — 5,758,356 — 5,758,356
United Kingdom — 5,653,340 — 5,653,340
United States 72,151,125 1,820,268 — 73,971,393
Total Investments $ 97,679,025 $ 22,805,997 $ — $ 120,485,022